Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 295,407	$ 335,844
Trade and other receivables	354	2,153
Prepaid expenses and other assets	6,731	6,935
Research and development tax credit receivable	16,094	10,585
Total current assets	318,586	355,517
Non-current assets:
Property and equipment, net	5,685	5,476
Restricted Cash	3,840	3,837
Other long-term assets	1,208	1,212
Total assets	329,319	366,042
Current liabilities:
Accounts payable	8,384	18,125
Accrued expenses and other current liabilities	26,316	29,780
Total current liabilities	34,700	47,905
Other Long-term liabilities	7,143	6,799
Total liabilities	41,843	54,704
Commitments and contingencies (see Note 10)
Shareholders’ equity:
Ordinary shares, £0.10 par value	10,924	10,924
Additional paid-in capital	591,316	587,490
Accumulated other comprehensive income	6,214	3,163
Accumulated deficit	(320,978)	(290,239)
Total shareholders’ equity	287,476	311,338
Total liabilities and shareholders’ equity	$ 329,319	$ 366,042